Other items from operating activities - Other financial income and expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other items from operating activities
Dividend income on non-consolidated subsidiaries	$ 159	$ 203	$ 160
Capitalized financial expenses	310	134	110
Other	427	425	644
OTHER FINANCIAL INCOME	896	762	914
Accretion of asset retirement obligations	(430)	(449)	(607)
Other	(103)	(90)	(83)
OTHER FINANCIAL EXPENSE	$ (533)	$ (539)	$ (690)